DERIVATIVES, Effect of derivative instruments on Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Gain (loss) recognized in other income (expense), net within continuing operations	$ 3	$ 10	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net	Other income (expense), net	Other income (expense), net
Cash Flow Hedges
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 20
Cash Flow Hedges | Cost of Sales [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	12
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Gain(loss reclassified from accumulated other comprehensive income (loss) into cost of sales	2	$ 36	$ (16)
Gain (loss) recognized in other income (expense), net within continuing operations	$ 7	$ 0	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of revenue	Cost of revenue	Cost of revenue
Derivative Instrument, Gain Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses	Costs and Expenses	Costs and Expenses
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Other comprehensive income (loss) before reclassifications	$ (4)	$ 56	$ 2
Cash Flow Hedges | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Interest Expense
Derivative [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(2)	(2)	(1)
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Gain (loss) recognized in other income (expense), net within continuing operations	$ 0	$ 0	$ 1
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net	Other income (expense), net	Other income (expense), net
Net Investment Hedging | Derivatives Designated as Hedging Instrument | Foreign Exchange Contracts | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Other Comprehensive Income (Loss), Net Investment Hedge, Gain (Loss), before Reclassification and Tax	$ (1)	$ 5	$ 1